Goldman Sachs Short-Term Conservative Income Fund Expense Example - Class P Shares [Member] - Goldman Sachs Short-Term Conservative Income Fund - Class P Shares	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	94
Expense Example, with Redemption, 5 Years	171
Expense Example, with Redemption, 10 Years	$ 397